Supplemental Cash Flows Information	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flows Information

20) Supplemental Cash Flows Information

The following supplemental information is provided related to the Consolidated and Combined Carve-Out Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
(U.S. Dollars in thousands)	2015	2014	2013
Non-cash investing and financing activities:
Payable to owner and affiliates converted to equity	$—	$—	$27,051